Average Annual Total Returns	Prospectus #1 Delaware Diversified Income Fund Bloomberg Barclays US Aggregate Index 1 year	Prospectus #1 Delaware Diversified Income Fund Bloomberg Barclays US Aggregate Index 5 years	Prospectus #1 Delaware Diversified Income Fund Bloomberg Barclays US Aggregate Index 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class A 1 year	Prospectus #1 Delaware Diversified Income Fund Class A 5 years	Prospectus #1 Delaware Diversified Income Fund Class A 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class C 1 year	Prospectus #1 Delaware Diversified Income Fund Class C 5 years	Prospectus #1 Delaware Diversified Income Fund Class C 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class R 1 year	Prospectus #1 Delaware Diversified Income Fund Class R 5 years	Prospectus #1 Delaware Diversified Income Fund Class R 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Institutional Class 1 year	Prospectus #1 Delaware Diversified Income Fund Institutional Class 5 years	Prospectus #1 Delaware Diversified Income Fund Institutional Class 10 years or lifetime	Prospectus #1 Delaware Diversified Income Fund Class R6 1 year	Prospectus #1 Delaware Diversified Income Fund Class R6 Lifetime	Prospectus #1 Delaware Diversified Income Fund Class R6 Inception Date	Prospectus #2 Delaware U.S. Growth Fund Russell 1000® Growth Index 1 year	Prospectus #2 Delaware U.S. Growth Fund Russell 1000® Growth Index 5 years	Prospectus #2 Delaware U.S. Growth Fund Russell 1000® Growth Index 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class A 1 year	Prospectus #2 Delaware U.S. Growth Fund Class A 5 years	Prospectus #2 Delaware U.S. Growth Fund Class A 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware U.S. Growth Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class C 1 year	Prospectus #2 Delaware U.S. Growth Fund Class C 5 years	Prospectus #2 Delaware U.S. Growth Fund Class C 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class R 1 year	Prospectus #2 Delaware U.S. Growth Fund Class R 5 years	Prospectus #2 Delaware U.S. Growth Fund Class R 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Institutional Class 1 year	Prospectus #2 Delaware U.S. Growth Fund Institutional Class 5 years	Prospectus #2 Delaware U.S. Growth Fund Institutional Class 10 years or lifetime	Prospectus #2 Delaware U.S. Growth Fund Class R6 1 year	Prospectus #2 Delaware U.S. Growth Fund Class R6 Lifetime	Prospectus #2 Delaware U.S. Growth Fund Class R6 Inception Date
Total	7.51%	4.44%	3.84%	5.52%	4.51%	3.80%	4.28%	3.16%	2.33%	3.23%	2.84%	2.28%	8.72%	4.68%	3.50%	10.40%	5.23%	4.02%	10.94%	5.75%	4.54%	11.04%	5.51%	May 02, 2016	38.49%	21.00%	17.21%	35.86%	15.01%	14.75%	32.35%	11.65%	12.68%	23.61%	11.08%	11.79%	42.07%	15.50%	14.57%	43.81%	16.09%	15.14%	44.49%	16.67%	15.72%	44.82%	20.12%	May 02, 2016